Share-Based Compensation	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

Note 11. Share-Based Compensation

The Company’s 2025 Equity Incentive Plan (the “2025 Equity Plan”) is described in Note 13 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. The Company has elected to account for forfeitures as they occur.

Time-based restricted stock units

During the six months ended June 30, 2026, the Company granted 3,353,832 time-based restricted stock units (“RSUs”) under the 2025 Equity Plan to certain employees and service providers with aggregate grant-date fair value of $7.7 million. The awards generally vest over a service period ranging from 1 to 4 years.

For RSUs subject solely to time-based vesting conditions, grant-date fair value is determined based on the closing market price of the Company’s common stock on the grant date. During the six months ended June 30, 2026, grant-date stock prices used to value such awards had a weighted average grant date fair value of $2.27 per share.

The following schedule summarizes activity related to time-based RSUs for the six months ended June 30, 2026:

	Number of time-based Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	18,414	$2.13
Granted	3,353,832	2.27
Forfeited	-	-
Vested	(1,454,365)	2.51
Unvested as of June 30, 2026	1,917,980	$2.09

For the three and six months ended June 30, 2026, the Company recognized approximately $2.0 million and $4.2 million, respectively, in share-based compensation expense from time-based RSUs. As of June 30, 2026, unrecognized compensation cost related to unvested time-based RSUs was $3.5 million, which is expected to be recognized over a weighted average remaining period of 1.2 years.

Market-based restricted stock units

In connection with the CFO Silvia Acquisition, the Company granted Shain Noor the right to receive up to 4,356,450 shares of the Company’s common stock. The award is subject to both continued service and market condition requiring the Company’s common stock to achieve a trading price of $9.00 per share. Because the award is contingent upon future employment and achievement of the market condition, it is accounted for as a share-based payment award under ASC 718 and is excluded from the purchase consideration transferred in the transaction.

The award had a grant-date fair value of $5.1 million, which was determined using a Monte Carlo valuation model. The valuation incorporated assumptions regarding the Company’s stock price, expected volatility, risk-free interest rate, expected term, and expected dividend yield. Expected volatility was based on the historical volatility of the Company’s common stock, and the risk-free interest rate was based on the U.S. Treasury yield curve in effect on the grant date for a term corresponding to the expected term of the award.

The following table summarizes the key assumptions used in the Monte Carlo valuation of market-based awards granted during the six months ended June 30, 2026:

Assumption	Input
Stock price	$1.90
Expected volatility	70.0%
Risk-free interest rate	3.94%
Expected term	5.00
Expected dividend yield	0.00%

The following table summarizes activity related to market-based RSUs for the six months ended June 30, 2026:

	Number of market-based Stock Units	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	8,000,000	$2.13
Granted	4,356,450	1.17
Forfeited	-	-
Vested	-	-
Unvested as of June 30, 2026	12,356,450	$1.75

As of June 30, 2026, the market condition associated with the award had not been satisfied and, accordingly, no shares subject to the award had vested.

For the three and six months ended June 30, 2026, the Company recognized approximately $1.7 million and $3.1 million, respectively, in share-based compensation expense from market-based RSUs. As of June 30, 2026, unrecognized compensation cost related to unvested market-based RSUs was $18.1 million. The remaining compensation cost is expected to be recognized over the weighted average remaining period of 3.0 years.

Note 13. Share-Based Compensation

On October 29, 2025, the Company’s Board of Directors adopted, and the Company’s stockholders approved the ProCap Financial, Inc. 2025 Equity Incentive Plan whereby it may grant to employees, consultants or non-employee directors an award, such as (1) options and stock appreciation rights, (2) performance stock, (3) performance stock units, (4) restricted stock, and (5) restricted stock units of the Company.

The aggregate number of shares which may be issued or transferred under the plan is equal to the sum of (i) 10% of the shares outstanding post-closing of the Business Combination and (ii) an annual increase on the first day of each year beginning in 2026 and ending in (and including) 2035 equal to the lesser of (A) 5% of the shares outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Board or the compensation committee of the Board.

Restricted Stock Units

For the period from June 17, 2025 (inception) through December 31, 2025, the Company issued restricted stock units (“RSU’S) under the 2025 Equity Plan. Each RSU entitles the recipient to one share of the Company’s common stock upon vesting. The Company measures the grant date fair value of RSU’s based on the nature of the vesting conditions.

For RSU’s subject only to service-based vesting conditions, fair value is measured using the stock price on the grant date. For RSU’s subject to performance-based vesting conditions, including market-based share price targets, grant date fair value is determined using a Monte Carlo valuation model which incorporates assumptions regarding volatility of 60%, risk-free interest rate of 3.9%, expected term of 7 years, and stock price of $4.36 to calculate the probability of achieving the specified performance conditions, consistent with ASC 718. Performance-based RSU’s will be forfeited to the extent any outstanding portion of the award remains unvested as of the seventh anniversary of the date of the grant of the award or upon the employee’s termination of employment for any such reason.

The RSU’s subject to market-based share price targets will be eligible to vest upon the achievement of the following share price vesting conditions as long as the employee remains employed by the Company through the date in which the share price vesting condition is satisfied for any five continuous business days where a share of common stock of the Company closes at or above the applicable share prices below:

Number of RSU’s eligible to vest	Share price
250,000	$15.00
250,000	$17.50
250,000	$20.00
250,000	$22.50
250,000	$25.00
500,000	$27.50
500,000	$30.00
500,000	$32.50
500,000	$35.00
500,000	$37.50
750,000	$40.00
750,000	$42.50
750,000	$45.00
1,000,000	$47.50
1,000,000	$50.00

The table below presents the summary of activity with respect to, and status of restricted stock units for the period from June 17, 2025 (inception) through December 31, 2025:

	Number of Restricted Stock Units	Weighted Average Grant Date Value
Unvested as of June 17, 2025	-	-
Granted	8,220,000	$2.13
Forfeited	-	-
Vested	(201,586)	$2.11
Unvested as of December 31, 2025	8,018,414	$2.13

As of December 31, 2025, there were 8,220,000 restricted stock units outstanding. As of December 31, 2005, unrecognized compensation cost related to the grant of restricted stock units was $17,058,191 and had a remaining vesting period of approximately 2.1 years to 3.93 years. Stock-based compensation expense related to RSUs recognized during the period from June 17, 2025 (inception) through December 31, 2025 was $442,043, and is included in the accompanying consolidated statements of operations.